Convertible Notes and Warrants - 2013 Convertible Bridge Notes - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Feb. 10, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015
Temporary Equity [Line Items]
Exercise price of warrants	$ 10.00		$ 10.00			$ 1.56
Unamortized discounts related to warrants	$ 996,024		$ 996,024
Debt, principal amount converted		$ 20,231,000		$ 6,600,000	$ 20,231,000
Conversion price of notes	$ 10.00		$ 10.00
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 233,982	2,581,000			2,581,000
Major Shareholder [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted		2,339,000
2013 Convertible Bridge Notes [Member]
Temporary Equity [Line Items]
Maximum amount of line of credit		$ 7,000,000
Credit facility, net	5,165,000		$ 5,165,000		4,990,000
Interest rate				8.00%
Maturity date				May 31, 2014
Common stock gross cumulative proceeds					$ 8,000,000
Percentage of warrants exercisable					50.00%
Notice period for early termination of warrant					20 days
Exercise price of warrants					$ 10.00
Grant date fair value of liability classified warrants issued					$ 1,612,000
Expected life (in years)					5 years
Expected dividend yield					0.00%
Fair value price					$ 1,399,000
Reclassification of common stock warrant liability to APIC upon IPO.	1,563,000
Accretion of discount recognized as interest expense			$ 928,000		685,000
Unamortized discounts related to warrants				$ 0	$ 874,158
Debt, principal amount converted	$ 5,165,000
Conversion price of notes	$ 10.00		$ 10.00
Convertible Note converted into preferred/common stock	547,794
2013 Convertible Bridge Notes [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 313,017
2013 Convertible Bridge Notes [Member] | Minimum [Member]
Temporary Equity [Line Items]
Exercise price					$ 1.48
Average risk free interest rate					1.38%
Expected volatility					100.00%
Fair value assumption, probability percentage					75.00%
Fair value assumption, probability rate					20.00%
2013 Convertible Bridge Notes [Member] | Maximum [Member]
Temporary Equity [Line Items]
Exercise price					$ 14.28
Average risk free interest rate					1.73%
Expected volatility					105.00%
Fair value assumption, probability percentage					80.00%
Fair value assumption, probability rate					25.00%
2013 Convertible Bridge Notes [Member] | Probability Between Twenty And Twenty Five Percent
Temporary Equity [Line Items]
Fair value price					$ 0
2013 Convertible Bridge Notes [Member] | Major Shareholder [Member]
Temporary Equity [Line Items]
Credit facility, net	$ 2,505,000		$ 2,505,000		$ 2,505,000